Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amplify Energy & Natural Resources Covered Call ETF
Prospectus [Line Items]
Annual Return [Percent]	2.57%	6.32%	15.49%